As filed with the Securities and Exchange Commission on March 30, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8461

Grand Prix Funds, Inc,
(Exact name of registrant as specified in charter)

Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Address of principal executive offices) (Zip code)

Robert Zuccaro
Target Investors, Inc.
Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Name and address of agent for service)

203-761-9600
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Grand Prix Fund
Schedule of Investments
January 31, 2006 (Unaudited)

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 105.61%
		U.S. TREASURY OBLIGATIONS - 100.64%
	$7,550,000	U.S. Treasury Bill, 3.900%, 02/23/2006	$7,533,252
	Shares
		Variable Rate Demand Notes - 4.97% #
	372,541	U.S. Bank, N.A., 4.284%	372,541
		TOTAL SHORT TERM INVESTMENTS (Cost $7,905,793)	7,905,793
		Total Investments (Cost $7,905,793) - 105.61%	7,905,793
		Liabilities in Excess of Other Assets - (5.61)%	(420,254)
		TOTAL NET ASSETS - 100.00%	$7,485,539

#	Variable Rate Demand Notes are considered short-term obligations and are payable upon
	demand. Interest rates change periodically on specified dates. The rates listed are as of
	January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$7,905,793
Gross unrealized appreciation	0
Gross unrealized depreciation	(0)
Net unrealized appreciation	$0

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Grand Prix Mid Cap Fund
Schedule of Investments
January 31, 2006 (Unaudited)

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 108.65%
		U.S. TREASURY OBLIGATIONS - 108.09%
	$1,630,000	U.S. Treasury Bill, 3.900%, 02/23/2006	$1,626,384
	Shares
		Variable Rate Demand Notes - 0.56% #
	8,425	U.S. Bank, N.A., 4.284%	8,425
		TOTAL SHORT TERM INVESTMENTS (Cost $1,634,809)	1,634,809
		Total Investments (Cost $1,634,809) - 108.65%	1,634,809
		Liabilities in Excess of Other Assets - (8.65)%	(130,095)
		TOTAL NET ASSETS - 100.00%	$1,504,714

#	Variable Rate Demand Notes are considered short-term obligations and are payable upon
	demand. Interest rates change periodically on specified dates. The rates listed are as of
	January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$1,634,809
Gross unrealized appreciation	0
Gross unrealized depreciation	(0)
Net unrealized appreciation	$0

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grand Prix Funds, Inc.

By:     /s/ Robert Zuccaro
                 Robert Zuccaro, President and Treasurer

Date    March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert Zuccaro
  Robert Zuccaro, President and Treasurer

Date   March 30, 2006